Document and Entity Information (USD $)	12 Months Ended
Apr. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Investors Real Estate Trust
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 770,620,552
Entity Common Stock, Shares Outstanding	102,034,523
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2013